Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment Gross	$ 283,677	$ 275,446
Less: Accumulated Depreciation	144,079	78,967
Total Fixed Assets, Net	139,598	196,479
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment Gross	153,553	123,708
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment Gross	23,874	23,874
Manufacturing Tooling [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment Gross	97,288	97,288
Demo Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment Gross	$ 8,962	$ 30,576